12. Commitments and Contingencies	12 Months Ended
Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
12. Commitments and Contingencies

Lease Commitments

On June 15, 2013, the Company leased office space in Mexico with an address of: Av De Las Americas, 1592 Piso 7, en la Colonia Country Club en Guadalajara Jalisco, CP 44637 for 23,400 Mexican Pesos (approximately $1,800 USD) per month. One months’ rent was required as a deposit. If the Company terminates the contract within the second year, a penalty in the amount of 8 months’ rent is applicable. The lease term is for 3 years, beginning on June 15, 2013.

Also on June 15, 2013, the Company leased warehouse space in Mexico with an address of: Industra Mecanica Numero 2168 en el Fraccionamiento Industrial Zapopan Norte, de esta Ciudad for 35,000 Mexican Pesos (approximately $2,700 USD) per month. A deposit equal to two months’ rent was required. The lease term was from June 15, 2013 to June 14, 2014. The lease expired at the termination date June 14, 2014.

We also share certain office and laboratory space, as well as certain laboratory equipment, in a building located at 454 North 34th Street, Seattle, Washington. The space is rented for $2,700 per month and requires a ninety day notice for cancellation.

The Company currently rents approximately 800 square feet of sales office space in Herten, the Netherlands.  The office space is rented on a month to month basis at $1,700 per month and requires a sixty day notice for cancellation.

On October 10, 2012, the Company entered into Amendment No. 7 to its property lease agreement, extending the lease on its Petaluma, California facility to September 30, 2017. Pursuant to the amendment, in exchange for certain improvements on the building, the Company agreed to increase the lease payment from $10,380 to $11,072 per month.

Minimum lease payments for non-cancelable operating leases are as follows:

For Years Ending March 31,
2016	$348,000
2017	277,000
2018	185,000
2019	116,000
2020	10,000
Total minimum lease payments	$936,000

Rental expense amounted to $446,000 and $413,000 for the years ended March 31, 2015 and 2014, respectively and is recorded in the accompanying consolidated statement of comprehensive (loss) income.

Legal Matters

The Company, on occasion, may be involved in legal matters arising in the ordinary course of business including matters involving proprietary technology. While management believes that such matters are currently insignificant, matters arising in the ordinary course of business for which the Company is or could become involved in litigation may have a material adverse effect on its business, financial condition of comprehensive loss.

On November 13, 2014, the Company received a letter from Exeltis USA Dermatology, Inc. formerly known as Quinnova Pharmaceuticals, Inc., , and herein referred to as “Exeltis”, claiming that the Company breached its Exclusive Sales and Distribution Agreement with Exeltis.  Specifically, Exeltis claimed that the marketing and selling of its Alevicyn gel product violates the terms of the Exclusive Sales and Distribution Agreement and demanded the Company cease and desist from any further marketing or sales. The Company believes that the marketing and selling of its Alevicyn gel is not in violation of the Exclusive Sales and Distribution Agreement and that the claims made by Exeltis are without merit. Exeltis continues to purchase products from the Company under a new, non-exclusive distribution agreement for sale to their customers under their own brand. The Company intends to defend this matter vigorously and does not believe an accrual for a potential loss relating to this matter is necessary at this time. While the Company believes this claim is without merit, there can be no assurances provided that the outcome of this matter will be favorable to the Company or will not have a negative impact on its consolidated financial position or results from operations.

Employment Agreements

As of March 31, 2015, the Company had employment agreements in place with four of its key executives. The agreements provide, among other things, for the payment of nine to twenty-four months of severance compensation for terminations under certain circumstances. With respect to these agreements, at March 31, 2015, potential severance amounted to $1,130,000 and aggregated annual salaries amounted to $935,000.

Related Party Agreements

Shared Services Agreement

The Company also entered into a shared services agreement with Ruthigen that took effect upon the completion of Ruthigen’s proposed initial public offering, pursuant to which it provided Ruthigen with general services, including general accounting, human resources, laboratory personnel and shared R&D resources while Ruthigen planned to establish an independent facility and systems. As a wholly owned subsidiary of the Company, Ruthigen was financed by the Company until the completion of the initial public offering, and after the IPO, Ruthigen became responsible for its own expenses. On January 31, 2014, the Company entered into Amendment No. 1 to the shared services agreement with Ruthigen to amend the terms of certain standard activities the Company shall provide Ruthigen and the terms related to access to the Company's facilities. All other terms and conditions of the shared services agreement remain unmodified and in full force and effect. On March 13, 2015, the Shared Services Agreement was mutually terminated. During the year ended March 31, 2015, the Company received $41,000 in fees related to this agreement.

Commercial Agreements

Pursuant to a commercial agreement with Vetericyn, Inc., dated January 26, 2009, as amended, the Company provided Vetericyn with bulk product and Vetericyn bottled, packaged, and sold Microcyn®-based animal healthcare products branded as Vetericyn®. The Company received a fixed amount for each bottle of Vetericyn® sold by Vetericyn. Pursuant to an agreement with Innovacyn, Inc., dated September 15, 2009, as amended, the Company granted Innovacyn the exclusive right to market and sell certain of the Company’s Microcyn® over-the-counter liquid and gel products.

Additionally, on July 1, 2011, Vetericyn, Inc. and Innovacyn, Inc. began to share profits with the Company related to the Vetericyn® and Microcyn® over-the-counter sales with Vetericyn, Inc. and Innovacyn, Inc. During the years ended March 31, 2015 and 2014, the Company recorded revenue related to these agreements in the amounts of $1,120,000 and $3,100,000, respectively. The revenue is recorded in product revenues in the accompanying consolidated statements of comprehensive (loss) income. At March 31, 2015 and 2014, the Company had outstanding accounts receivable of $3,000 and $220,000, respectively, related to Innovacyn, Inc.

In April of 2014, Innovacyn, Inc. notified the Company that over the next year Innovacyn, Inc. would transition to a new supplier for its animal care products. Because of Innovacyn’s failure to perform under the arrangements, the Company terminated the agreements on December 15, 2014. As part of the Company’s search for new animal healthcare partners, on February 1, 2015, the Company entered into an agreement with SLA Brands, Inc. pursuant to which SLA will be the Company’s exclusive sales representative and distributor of pet specialty and equine products within the United States and Canada for pet and equine specialty retailers, catalogs and distributors. The agreement is effective through February 1, 2016, and will continue year-to-year until terminated by either party with 60 calendar days’ notice. For the year ended March 31, 2015, the Company’s revenues in animal healthcare have been adversely impacted by the transition and will continue to be adversely impacted in the future during this transition period.

On August 9, 2012, the Company, along with its Mexican subsidiary and manufacturer Oculus Technologies of Mexico S.A. de C.V. (“Manufacturer”), entered into a license, exclusive distribution and supply agreement with More Pharma Corporation, S. de R.L. de C.V. (“More Pharma”) (the “License Agreement”). For a one-time payment of $500,000, the Company granted More Pharma an exclusive license, with the right to sublicense, under certain conditions and with the Company’s consent, to all of the Company’s proprietary rights related to certain of its pharmaceutical products for human application that utilize the Company’s Microcyn® Technology within Mexico. For an additional one-time payment of $3,000,000, the Company also agreed to appoint More Pharma as the exclusive distributor of certain of its products in Mexico for the term of the agreement. Additionally, Manufacturer granted More Pharma an exclusive license to certain of Manufacturer’s then-held trademarks in exchange for a payment of $100,000 to Manufacturer. The Company has the ability to terminate the agreement if certain annual purchase minimums are not met. The term of the agreement is twenty-five years from the effective date of August 15, 2012. The term of the License Agreement will automatically renew after the twenty-five year term for successive two year terms as long as More Pharma has materially complied with any and all of the obligations under the License Agreement, including but not limited to, meeting the minimum purchase requirements set forth therein. On January 6, 2015, the Company was notified that More Pharma had been acquired by Laboratorios Sanfer S.A. de C.V (“Sanfer”).

Additionally, on August 9, 2012, the Company, along with Manufacturer, entered into an exclusive distribution and supply agreement with More Pharma (the “Distribution Agreement”). For a one-time payment of $1,500,000, the Company granted More Pharma the exclusive ability to market and sell certain of its pharmaceutical products for human application that utilize the Company’s Microcyn® Technology. The Company also appointed More Pharma as its exclusive distributor, with the right to execute sub-distribution agreements, under certain conditions, and with the Company’s consent, within a number of Central and South American countries.

The Company will recognize the $5,100,000 related to the License Agreement and the Distribution Agreement as revenue on the straight line basis consistent with the Company’s historical experience with contracts having similar terms, which is typically over three to five years of the contract. Additionally, the Company capitalized $214,000 of its transaction costs related to the License Agreement and the Distribution Agreement, which will be amortized by the Company as expense on the straight line basis consistent with the related revenue recognition practices. During the year ended March 31, 2015 and 2014, the Company recognized $63,000 in each period as expense related to the transaction costs of the transaction. During years ended March 31, 2015 and 2014, the Company recognized $1,499,000 and $1,501,000, respectively, related to the amortization of the upfront fees received in the transaction. At March 31, 2015, the Company had outstanding accounts receivable of $843,000 due from Laboratorios Sanfer. At March 31, 2014, the Company had outstanding accounts receivable of $609,000 due from More Pharma.